Shareholder Report, Holdings (Details) - Tarkio Fund	May 31, 2024
Holdings [Line Items]
Percent of Total Investments	63.89%
General Electric [Member]
Holdings [Line Items]
Percent of Total Investments	12.42%
Cognex [Member]
Holdings [Line Items]
Percent of Total Investments	9.37%
Manitowoc [Member]
Holdings [Line Items]
Percent of Total Investments	7.96%
Danaher [Member]
Holdings [Line Items]
Percent of Total Investments	7.18%
Miller Knoll [Member]
Holdings [Line Items]
Percent of Total Investments	5.84%
Esab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
Vontier [Member]
Holdings [Line Items]
Percent of Total Investments	4.32%
St Joe Company [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Chipotle [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
Berkshire [Member]
Holdings [Line Items]
Percent of Total Investments	3.56%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%
Communication [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.25%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	1.47%
Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
Health Cares [Member]
Holdings [Line Items]
Percent of Total Investments	10.71%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	39.32%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	4.09%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	18.13%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.31%